Property, Plant and Equipment - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Carrying amount	$ 28,871	$ 49,065	$ 51,883
Gross carrying amount
Property, Plant and Equipment
Carrying amount	$ 49,140	$ 72,446	$ 72,140
A power plant
Property, Plant and Equipment
Percentage of pre tax discount rate used to determine expected future cash flows	8.80%	7.40%
Impairments	$ 0
Reasonably possible increase in discount rate (as a percent)	1.00%
Change in groups net income	$ 0
A power plant | Gross carrying amount
Property, Plant and Equipment
Carrying amount	$ 25,792	$ 25,835